Cover	May 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2024
Entity File Number	001-39531
Entity Registrant Name	Processa Pharmaceuticals, Inc.
Entity Central Index Key	0001533743
Entity Tax Identification Number	45-1539785
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7380 Coca Cola Drive
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	Hanover
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21076
City Area Code	(443)
Local Phone Number	776-3133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PCSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false